Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456